UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                    as of September 30, 2016 (Unaudited)

Deutsche Equity 500 Index Fund

Deutsche Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2016, the Fund owned approximately 48% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 12.2%
Auto Components 0.4%
BorgWarner, Inc.	17,907	629,968
Delphi Automotive PLC	24,465	1,744,844
Goodyear Tire & Rubber Co.	23,742	766,867
Johnson Controls International PLC	84,319	3,923,363
		7,065,042
Automobiles 0.5%
Ford Motor Co.	349,693	4,220,795
General Motors Co.	126,729	4,026,180
Harley-Davidson, Inc.	16,110	847,225
		9,094,200
Distributors 0.1%
Genuine Parts Co.	13,405	1,346,532
LKQ Corp.*	27,233	965,682
		2,312,214
Diversified Consumer Services 0.0%
H&R Block, Inc.	19,427	449,735
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	38,673	1,888,016
Chipotle Mexican Grill, Inc.*	2,615	1,107,452
Darden Restaurants, Inc.	11,285	691,996
Marriott International, Inc. "A" (a)	28,646	1,928,749
McDonald's Corp.	76,263	8,797,700
Royal Caribbean Cruises Ltd.	14,972	1,122,151
Starbucks Corp.	131,271	7,107,012
Wyndham Worldwide Corp.	9,666	650,812
Wynn Resorts Ltd.	7,176	699,086
Yum! Brands, Inc.	33,109	3,006,628
		26,999,602
Household Durables 0.5%
D.R. Horton, Inc.	30,209	912,312
Garmin Ltd.	10,532	506,695
Harman International Industries, Inc.	6,313	533,133
Leggett & Platt, Inc.	11,987	546,367
Lennar Corp. "A"	16,558	701,066
Mohawk Industries, Inc.*	5,674	1,136,729
Newell Brands, Inc.	43,186	2,274,175
PulteGroup, Inc.	27,904	559,196
Whirlpool Corp.	6,683	1,083,715
		8,253,388
Internet & Direct Marketing Retail 2.4%
Amazon.com, Inc.*	35,167	29,445,681
Expedia, Inc.	10,756	1,255,440
Netflix, Inc.*	38,362	3,780,575
The Priceline Group, Inc.*	4,428	6,515,758
TripAdvisor, Inc.*	10,389	656,377
		41,653,831
Leisure Products 0.1%
Hasbro, Inc.	9,996	792,983
Mattel, Inc.	30,236	915,546
		1,708,529
Media 2.9%
CBS Corp. "B"	36,410	1,993,083
Charter Communications, Inc. "A"*	19,384	5,233,099
Comcast Corp. "A"	214,834	14,252,088
Discovery Communications, Inc. "A"*	13,395	360,593
Discovery Communications, Inc. "C"*	20,062	527,831
Interpublic Group of Companies, Inc.	35,626	796,241
News Corp. "A"	34,133	477,179
News Corp. "B"	9,976	141,859
Omnicom Group, Inc.	21,034	1,787,890
Scripps Networks Interactive "A" (a)	8,341	529,570
TEGNA, Inc.	18,619	407,011
Time Warner, Inc.	69,585	5,539,662
Twenty-First Century Fox, Inc. "A"	95,166	2,304,921
Twenty-First Century Fox, Inc. "B"	43,600	1,078,664
Viacom, Inc. "B"	31,056	1,183,234
Walt Disney Co.	132,206	12,276,649
		48,889,574
Multiline Retail 0.5%
Dollar General Corp.	23,192	1,623,208
Dollar Tree, Inc.*	21,115	1,666,607
Kohl's Corp.	16,038	701,663
Macy's, Inc.	27,319	1,012,169
Nordstrom, Inc. (a)	10,396	539,344
Target Corp.	51,418	3,531,388
		9,074,379
Specialty Retail 2.4%
Advance Auto Parts, Inc.	6,527	973,306
AutoNation, Inc.*	5,814	283,200
AutoZone, Inc.*	2,616	2,009,977
Bed Bath & Beyond, Inc.	13,519	582,804
Best Buy Co., Inc.	24,685	942,473
CarMax, Inc.*	17,310	923,489
Foot Locker, Inc.	12,019	813,927
Home Depot, Inc.	110,468	14,215,022
L Brands, Inc.	21,477	1,519,927
Lowe's Companies, Inc.	78,196	5,646,533
O'Reilly Automotive, Inc.*	8,500	2,380,935
Ross Stores, Inc.	35,505	2,282,972
Signet Jewelers Ltd.	6,623	493,612
Staples, Inc.	59,091	505,228
The Gap, Inc. (a)	19,979	444,333
Tiffany & Co. (a)	9,481	688,605
TJX Companies, Inc.	58,733	4,392,054
Tractor Supply Co.	11,945	804,496
Ulta Salon, Cosmetics & Fragrance, Inc.*	5,244	1,247,967
Urban Outfitters, Inc.*	8,158	281,614
		41,432,474
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	25,175	920,398
Hanesbrands, Inc.	33,644	849,511
Michael Kors Holdings Ltd.*	15,135	708,167
NIKE, Inc. "B"	120,583	6,348,695
PVH Corp.	7,182	793,611
Ralph Lauren Corp.	5,131	518,949
Under Armour, Inc. "A"* (a)	16,125	623,715
Under Armour, Inc. "C"*	16,174	547,652
VF Corp.	29,603	1,659,248
		12,969,946
Consumer Staples 9.6%
Beverages 2.1%
Brown-Forman Corp. "B"	16,319	774,173
Coca-Cola Co.	347,114	14,689,865
Constellation Brands, Inc. "A"	15,808	2,631,874
Dr. Pepper Snapple Group, Inc.	16,655	1,520,768
Molson Coors Brewing Co. "B"	16,505	1,812,249
Monster Beverage Corp.*	12,079	1,773,318
PepsiCo, Inc.	128,595	13,987,278
		37,189,525
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	39,076	5,959,481
CVS Health Corp.	95,315	8,482,082
Kroger Co.	84,663	2,512,798
Sysco Corp.	45,729	2,241,178
Wal-Mart Stores, Inc.	135,496	9,771,971
Walgreens Boots Alliance, Inc.	76,430	6,161,787
Whole Foods Market, Inc.	28,610	811,093
		35,940,390
Food Products 1.7%
Archer-Daniels-Midland Co.	51,986	2,192,250
Campbell Soup Co.	17,387	951,069
ConAgra Foods, Inc.	37,263	1,755,460
General Mills, Inc.	53,304	3,405,059
Hormel Foods Corp.	23,982	909,637
Kellogg Co.	22,606	1,751,287
Kraft Heinz Co.	53,370	4,777,149
McCormick & Co., Inc.	10,245	1,023,680
Mead Johnson Nutrition Co.	16,381	1,294,263
Mondelez International, Inc. "A"	139,049	6,104,251
The Hershey Co.	12,597	1,204,273
The JM Smucker Co.	10,405	1,410,294
Tyson Foods, Inc. "A"	26,587	1,985,251
		28,763,923
Household Products 2.0%
Church & Dwight Co., Inc.	23,034	1,103,789
Clorox Co.	11,600	1,452,088
Colgate-Palmolive Co.	79,637	5,904,287
Kimberly-Clark Corp.	32,066	4,044,805
Procter & Gamble Co. (a)	238,642	21,418,120
		33,923,089
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	19,641	1,739,407
Tobacco 1.6%
Altria Group, Inc.	174,715	11,047,229
Philip Morris International, Inc.	138,630	13,477,609
Reynolds American, Inc.	74,150	3,496,173
		28,021,011
Energy 7.1%
Energy Equipment & Services 1.1%
Baker Hughes, Inc.	38,244	1,930,175
FMC Technologies, Inc.*	20,060	595,180
Halliburton Co.	77,023	3,456,792
Helmerich & Payne, Inc. (a)	9,475	637,667
National Oilwell Varco, Inc.	33,785	1,241,261
Schlumberger Ltd.	124,137	9,762,134
Transocean Ltd. (a)	31,136	331,910
		17,955,119
Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	48,774	3,090,321
Apache Corp.	33,920	2,166,470
Cabot Oil & Gas Corp.	41,674	1,075,189
Chesapeake Energy Corp.*	58,242	365,177
Chevron Corp.	168,495	17,341,505
Cimarex Energy Co.	8,390	1,127,364
Concho Resources, Inc.*	12,679	1,741,461
ConocoPhillips	110,920	4,821,692
Devon Energy Corp.	46,950	2,070,965
EOG Resources, Inc.	49,292	4,767,029
EQT Corp.	15,478	1,124,012
Exxon Mobil Corp.	370,538	32,340,557
Hess Corp.	24,146	1,294,709
Kinder Morgan, Inc.	171,424	3,965,037
Marathon Oil Corp.	75,939	1,200,596
Marathon Petroleum Corp.	47,464	1,926,564
Murphy Oil Corp.	14,466	439,766
Newfield Exploration Co.*	17,809	773,979
Noble Energy, Inc.	38,397	1,372,309
Occidental Petroleum Corp.	68,396	4,987,436
ONEOK, Inc.	18,835	967,931
Phillips 66	39,668	3,195,257
Pioneer Natural Resources Co.	15,138	2,810,370
Range Resources Corp.	16,762	649,528
Southwestern Energy Co.*	44,144	610,953
Spectra Energy Corp.	62,619	2,676,962
Tesoro Corp.	10,585	842,143
Valero Energy Corp.	41,192	2,183,176
Williams Companies, Inc.	61,184	1,880,184
		103,808,642
Financials 12.4%
Banks 5.2%
Bank of America Corp.	911,769	14,269,185
BB&T Corp.	72,723	2,743,112
Citigroup, Inc.	259,541	12,258,121
Citizens Financial Group, Inc.	46,339	1,145,037
Comerica, Inc.	15,579	737,198
Fifth Third Bancorp.	68,770	1,407,034
Huntington Bancshares, Inc.	97,196	958,353
JPMorgan Chase & Co.	322,724	21,490,191
KeyCorp	97,052	1,181,123
M&T Bank Corp.	14,016	1,627,258
People's United Financial, Inc.	28,364	448,718
PNC Financial Services Group, Inc.	43,944	3,958,915
Regions Financial Corp.	112,345	1,108,845
SunTrust Banks, Inc.	44,865	1,965,087
U.S. Bancorp.	143,888	6,171,356
Wells Fargo & Co.	405,835	17,970,374
Zions Bancorp.	17,926	556,064
		89,995,971
Capital Markets 2.5%
Affiliated Managers Group, Inc.*	4,858	702,953
Ameriprise Financial, Inc.	14,368	1,433,495
Bank of New York Mellon Corp.	95,253	3,798,690
BlackRock, Inc.	10,878	3,942,840
Charles Schwab Corp.	107,623	3,397,658
CME Group, Inc.	30,309	3,167,897
E*TRADE Financial Corp.*	24,252	706,218
Franklin Resources, Inc.	31,285	1,112,807
Intercontinental Exchange, Inc.	10,657	2,870,570
Invesco Ltd.	36,468	1,140,354
Legg Mason, Inc.	8,143	272,628
Moody's Corp.	14,901	1,613,480
Morgan Stanley	131,278	4,208,773
Nasdaq, Inc.	10,232	691,069
Northern Trust Corp.	20,975	1,426,090
S&P Global, Inc.	23,490	2,972,894
State Street Corp.	32,738	2,279,547
T. Rowe Price Group, Inc.	22,125	1,471,313
The Goldman Sachs Group, Inc.	33,635	5,424,316
		42,633,592
Consumer Finance 0.7%
American Express Co.	69,372	4,442,583
Capital One Financial Corp.	45,205	3,247,075
Discover Financial Services	36,104	2,041,681
Navient Corp.	27,925	404,075
Synchrony Financial	70,821	1,982,988
		12,118,402
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*	169,677	24,513,236
Leucadia National Corp.	28,894	550,142
		25,063,378
Insurance 2.6%
Aflac, Inc.	36,607	2,630,945
Allstate Corp.	33,147	2,293,109
American International Group, Inc.	90,866	5,391,988
Aon PLC	23,732	2,669,613
Arthur J. Gallagher & Co.	15,650	796,116
Assurant, Inc.	5,342	492,800
Chubb Ltd.	41,589	5,225,658
Cincinnati Financial Corp.	13,433	1,013,117
Hartford Financial Services Group, Inc.	34,485	1,476,648
Lincoln National Corp.	20,775	976,009
Loews Corp.	24,845	1,022,372
Marsh & McLennan Companies, Inc.	46,322	3,115,154
MetLife, Inc.	98,398	4,371,823
Principal Financial Group, Inc.	24,155	1,244,224
Progressive Corp.	52,246	1,645,749
Prudential Financial, Inc.	39,016	3,185,656
The Travelers Companies, Inc.	25,765	2,951,381
Torchmark Corp.	9,757	623,375
Unum Group	21,281	751,432
Willis Towers Watson PLC	11,593	1,539,203
XL Group Ltd.	24,570	826,289
		44,242,661
Health Care 14.3%
Biotechnology 2.9%
AbbVie, Inc.	145,484	9,175,676
Alexion Pharmaceuticals, Inc.*	20,067	2,459,010
Amgen, Inc.	66,839	11,149,414
Biogen, Inc.*	19,620	6,141,649
Celgene Corp.*	69,380	7,252,291
Gilead Sciences, Inc.	117,913	9,329,276
Regeneron Pharmaceuticals, Inc.*	6,735	2,707,605
Vertex Pharmaceuticals, Inc.*	22,158	1,932,399
		50,147,320
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	131,581	5,564,560
Baxter International, Inc.	43,767	2,083,309
Becton, Dickinson & Co.	18,997	3,414,331
Boston Scientific Corp.*	121,531	2,892,438
C.R. Bard, Inc.	6,566	1,472,622
Danaher Corp.	54,321	4,258,223
DENTSPLY SIRONA, Inc.	20,964	1,245,891
Edwards Lifesciences Corp.*	18,968	2,286,782
Hologic, Inc.*	24,796	962,829
Intuitive Surgical, Inc.*	3,447	2,498,489
Medtronic PLC	123,494	10,669,882
St. Jude Medical, Inc.	25,458	2,030,530
Stryker Corp.	27,769	3,232,589
The Cooper Companies, Inc.	4,357	781,036
Varian Medical Systems, Inc.*	8,359	831,971
Zimmer Biomet Holdings, Inc.	17,843	2,319,947
		46,545,429
Health Care Providers & Services 2.5%
Aetna, Inc.	31,412	3,626,515
AmerisourceBergen Corp.	16,145	1,304,193
Anthem, Inc.	23,556	2,951,802
Cardinal Health, Inc.	28,471	2,212,197
Centene Corp.*	15,277	1,022,948
CIGNA Corp.	22,980	2,994,754
DaVita, Inc.*	14,614	965,547
Express Scripts Holding Co.*	56,316	3,971,968
HCA Holdings, Inc.*	26,347	1,992,624
Henry Schein, Inc.*	7,350	1,197,903
Humana, Inc.	13,351	2,361,658
Laboratory Corp. of America Holdings*	9,181	1,262,204
McKesson Corp.	20,157	3,361,180
Patterson Companies, Inc.	7,471	343,218
Quest Diagnostics, Inc.	12,286	1,039,764
UnitedHealth Group, Inc.	85,156	11,921,840
Universal Health Services, Inc. "B"	8,042	990,935
		43,521,250
Health Care Technology 0.1%
Cerner Corp.*	26,964	1,665,027
Life Sciences Tools & Services 0.7%
Agilent Technologies, Inc.	28,842	1,358,170
Illumina, Inc.*	13,044	2,369,573
Mettler-Toledo International, Inc.*	2,397	1,006,332
PerkinElmer, Inc.	9,718	545,277
Thermo Fisher Scientific, Inc.	35,252	5,607,183
Waters Corp.*	7,197	1,140,653
		12,027,188
Pharmaceuticals 5.4%
Allergan PLC*	35,428	8,159,423
Bristol-Myers Squibb Co.	149,508	8,061,471
Eli Lilly & Co.	86,685	6,957,338
Endo International PLC*	17,821	359,093
Johnson & Johnson	244,495	28,882,194
Mallinckrodt PLC*	9,556	666,818
Merck & Co., Inc.	247,119	15,422,697
Mylan NV*	41,082	1,566,046
Perrigo Co. PLC	12,831	1,184,686
Pfizer, Inc.	542,016	18,358,082
Zoetis, Inc.	44,206	2,299,154
		91,917,002
Industrials 9.4%
Aerospace & Defense 2.0%
Boeing Co.	51,847	6,830,324
General Dynamics Corp.	25,726	3,991,646
L-3 Communications Holdings, Inc.	6,890	1,038,530
Lockheed Martin Corp.	22,571	5,410,720
Northrop Grumman Corp.	15,989	3,420,846
Raytheon Co.	26,394	3,593,015
Rockwell Collins, Inc.	11,666	983,910
Textron, Inc.	23,765	944,659
TransDigm Group, Inc.*	4,474	1,293,523
United Technologies Corp.	69,451	7,056,222
		34,563,395
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	12,609	888,430
Expeditors International of Washington, Inc.	16,034	826,072
FedEx Corp.	21,888	3,823,396
United Parcel Service, Inc. "B"	61,812	6,759,760
		12,297,658
Airlines 0.5%
Alaska Air Group, Inc.	11,000	724,460
American Airlines Group, Inc.	47,457	1,737,401
Delta Air Lines, Inc.	66,900	2,633,184
Southwest Airlines Co.	55,425	2,155,478
United Continental Holdings, Inc.*	26,208	1,375,134
		8,625,657
Building Products 0.1%
Allegion PLC	8,623	594,211
Fortune Brands Home & Security, Inc.	13,659	793,588
Masco Corp.	29,184	1,001,303
		2,389,102
Commercial Services & Supplies 0.3%
Cintas Corp.	7,561	851,369
Pitney Bowes, Inc.	16,241	294,937
Republic Services, Inc.	20,643	1,041,439
Stericycle, Inc.*	7,472	598,806
Waste Management, Inc.	36,499	2,327,176
		5,113,727
Construction & Engineering 0.1%
Fluor Corp.	12,457	639,293
Jacobs Engineering Group, Inc.*	10,686	552,680
Quanta Services, Inc.*	13,190	369,188
		1,561,161
Electrical Equipment 0.5%
Acuity Brands, Inc.	3,884	1,027,706
AMETEK, Inc.	20,927	999,892
Eaton Corp. PLC	40,634	2,670,060
Emerson Electric Co.	57,659	3,142,992
Rockwell Automation, Inc.	11,475	1,403,852
		9,244,502
Industrial Conglomerates 2.5%
3M Co.	54,094	9,532,986
General Electric Co.	800,918	23,723,191
Honeywell International, Inc.	68,024	7,930,918
Roper Technologies, Inc.	9,072	1,655,368
		42,842,463
Machinery 1.4%
Caterpillar, Inc.	52,317	4,644,180
Cummins, Inc.	13,864	1,776,672
Deere & Co.	25,849	2,206,212
Dover Corp.	13,922	1,025,216
Flowserve Corp.	11,407	550,274
Fortive Corp.	26,855	1,366,919
Illinois Tool Works, Inc.	28,570	3,423,829
Ingersoll-Rand PLC	23,071	1,567,444
PACCAR, Inc.	31,407	1,846,103
Parker-Hannifin Corp.	11,870	1,490,041
Pentair PLC	14,884	956,148
Snap-on, Inc.	5,259	799,158
Stanley Black & Decker, Inc.	13,447	1,653,712
Xylem, Inc.	16,209	850,162
		24,156,070
Professional Services 0.3%
Dun & Bradstreet Corp.	3,237	442,239
Equifax, Inc.	10,689	1,438,526
Nielsen Holdings PLC	30,078	1,611,278
Robert Half International, Inc.	11,475	434,444
Verisk Analytics, Inc.*	14,111	1,146,942
		5,073,429
Road & Rail 0.8%
CSX Corp.	84,595	2,580,147
J.B. Hunt Transport Services, Inc.	7,811	633,784
Kansas City Southern	9,665	901,938
Norfolk Southern Corp.	26,205	2,543,457
Ryder System, Inc.	4,807	317,022
Union Pacific Corp.	74,460	7,262,084
		14,238,432
Trading Companies & Distributors 0.2%
Fastenal Co.	25,689	1,073,287
United Rentals, Inc.*	7,770	609,867
W.W. Grainger, Inc.	4,954	1,113,857
		2,797,011
Information Technology 20.7%
Communications Equipment 1.0%
Cisco Systems, Inc.	449,488	14,257,759
F5 Networks, Inc.*	5,926	738,617
Harris Corp.	11,209	1,026,856
Juniper Networks, Inc.	34,210	823,093
Motorola Solutions, Inc.	14,904	1,136,877
		17,983,202
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	27,590	1,791,143
Corning, Inc.	92,758	2,193,727
FLIR Systems, Inc.	12,453	391,273
TE Connectivity Ltd.	31,629	2,036,275
		6,412,418
Internet Software & Services 4.4%
Akamai Technologies, Inc.*	15,732	833,639
Alphabet, Inc. "A"*	26,352	21,188,589
Alphabet, Inc. "C"*	26,411	20,529,006
eBay, Inc.*	93,846	3,087,534
Facebook, Inc. "A"*	207,615	26,630,776
VeriSign, Inc.* (a)	8,150	637,656
Yahoo!, Inc.*	78,290	3,374,299
		76,281,499
IT Services 3.7%
Accenture PLC "A"	55,638	6,797,295
Alliance Data Systems Corp.*	5,284	1,133,577
Automatic Data Processing, Inc.	40,801	3,598,648
Cognizant Technology Solutions Corp. "A"*	54,267	2,589,079
CSRA, Inc.	12,748	342,921
Fidelity National Information Services, Inc.	29,309	2,257,672
Fiserv, Inc.*	19,657	1,955,282
Global Payments, Inc.	13,675	1,049,693
International Business Machines Corp.	77,749	12,350,429
Mastercard, Inc. "A"	85,718	8,723,521
Paychex, Inc.	28,722	1,662,142
PayPal Holdings, Inc.*	100,319	4,110,069
Teradata Corp.*	11,432	354,392
Total System Services, Inc.	14,800	697,820
Visa, Inc. "A"	168,604	13,943,551
Western Union Co.	43,659	908,980
Xerox Corp.	76,079	770,680
		63,245,751
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	27,617	1,779,916
Applied Materials, Inc.	96,667	2,914,510
Broadcom Ltd.	35,364	6,100,997
First Solar, Inc.* (a)	6,966	275,087
Intel Corp.	422,994	15,968,023
KLA-Tencor Corp.	13,780	960,604
Lam Research Corp.	14,243	1,348,955
Linear Technology Corp.	21,309	1,263,411
Microchip Technology, Inc. (a)	19,338	1,201,663
Micron Technology, Inc.*	92,385	1,642,605
NVIDIA Corp.	47,832	3,277,449
Qorvo, Inc.*	11,521	642,181
QUALCOMM, Inc.	131,579	9,013,161
Skyworks Solutions, Inc.	16,617	1,265,218
Texas Instruments, Inc.	89,616	6,289,251
Xilinx, Inc.	22,744	1,235,909
		55,178,940
Software 4.3%
Activision Blizzard, Inc.	60,955	2,700,306
Adobe Systems, Inc.*	44,528	4,833,069
Autodesk, Inc.*	17,432	1,260,856
CA, Inc.	28,097	929,449
Citrix Systems, Inc.*	13,913	1,185,666
Electronic Arts, Inc.*	27,019	2,307,423
Intuit, Inc.	21,901	2,409,329
Microsoft Corp.	696,446	40,115,290
Oracle Corp.	268,960	10,564,749
Red Hat, Inc.*	16,269	1,315,023
salesforce.com, Inc.*	57,536	4,104,043
Symantec Corp.	54,871	1,377,262
		73,102,465
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	481,604	54,445,332
Hewlett Packard Enterprise Co.	148,827	3,385,814
HP, Inc.	153,292	2,380,625
NetApp, Inc.	24,906	892,133
Seagate Technology PLC (a)	26,741	1,030,866
Western Digital Corp.	25,216	1,474,379
		63,609,149
Materials 2.8%
Chemicals 2.0%
Air Products & Chemicals, Inc.	19,342	2,907,876
Albemarle Corp.	9,995	854,473
CF Industries Holdings, Inc.	21,237	517,121
Dow Chemical Co.	100,552	5,211,610
E.I. du Pont de Nemours & Co.	78,229	5,238,996
Eastman Chemical Co.	13,328	902,039
Ecolab, Inc.	23,420	2,850,682
FMC Corp.	11,703	565,723
International Flavors & Fragrances, Inc.	7,138	1,020,520
LyondellBasell Industries NV "A"	30,583	2,466,825
Monsanto Co.	39,127	3,998,779
PPG Industries, Inc.	23,831	2,463,172
Praxair, Inc.	25,525	3,084,186
The Mosaic Co.	30,942	756,841
The Sherwin-Williams Co.	7,172	1,984,206
		34,823,049
Construction Materials 0.2%
Martin Marietta Materials, Inc.	5,677	1,016,808
Vulcan Materials Co.	11,959	1,360,097
		2,376,905
Containers & Packaging 0.3%
Avery Dennison Corp.	7,821	608,396
Ball Corp.	15,581	1,276,863
International Paper Co.	36,915	1,771,182
Owens-Illinois, Inc.*	14,407	264,945
Sealed Air Corp.	17,384	796,535
WestRock Co.	22,474	1,089,539
		5,807,460
Metals & Mining 0.3%
Alcoa, Inc.	117,331	1,189,736
Freeport-McMoRan, Inc.	109,073	1,184,533
Newmont Mining Corp.	47,533	1,867,572
Nucor Corp.	28,532	1,410,907
		5,652,748
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs) 2.9%
American Tower Corp.	38,034	4,310,393
Apartment Investment & Management Co. "A"	13,878	637,139
AvalonBay Communities, Inc.	12,290	2,185,654
Boston Properties, Inc.	13,766	1,876,168
Crown Castle International Corp.	30,191	2,844,294
Digital Realty Trust, Inc.	13,166	1,278,682
Equinix, Inc.	6,352	2,288,308
Equity Residential	32,749	2,106,743
Essex Property Trust, Inc.	5,863	1,305,690
Extra Space Storage, Inc.	11,134	884,151
Federal Realty Investment Trust	6,275	965,911
General Growth Properties, Inc.	52,233	1,441,631
HCP, Inc.	41,841	1,587,866
Host Hotels & Resorts, Inc.	66,987	1,042,987
Iron Mountain, Inc.	21,894	821,682
Kimco Realty Corp.	37,657	1,090,170
Prologis, Inc.	47,073	2,520,288
Public Storage	13,330	2,974,456
Realty Income Corp.	23,090	1,545,414
Simon Property Group, Inc.	28,084	5,813,669
SL Green Realty Corp.	8,868	958,631
The Macerich Co.	10,803	873,639
UDR, Inc.	23,626	850,300
Ventas, Inc.	31,397	2,217,570
Vornado Realty Trust	15,366	1,555,193
Welltower, Inc.	31,981	2,391,219
Weyerhaeuser Co.	66,927	2,137,648
		50,505,496
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	26,800	749,864
Telecommunication Services 2.6%
Diversified Telecommunication Services
AT&T, Inc.	549,766	22,325,997
CenturyLink, Inc.	48,864	1,340,340
Frontier Communications Corp. (a)	106,008	440,993
Level 3 Communications, Inc.*	25,978	1,204,860
Verizon Communications, Inc.	364,332	18,937,977
		44,250,167
Utilities 3.2%
Electric Utilities 2.0%
Alliant Energy Corp.	20,198	773,785
American Electric Power Co., Inc.	43,992	2,824,726
Duke Energy Corp.	61,356	4,910,934
Edison International	29,184	2,108,544
Entergy Corp.	16,017	1,228,984
Eversource Energy	28,410	1,539,254
Exelon Corp.	82,571	2,748,789
FirstEnergy Corp.	38,068	1,259,290
NextEra Energy, Inc.	41,709	5,101,845
PG&E Corp.	44,430	2,717,783
Pinnacle West Capital Corp.	9,954	756,405
PPL Corp.	60,641	2,096,359
Southern Co.	87,397	4,483,466
Xcel Energy, Inc.	45,575	1,874,956
		34,425,120
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	58,899	756,852
NRG Energy, Inc.	28,233	316,492
		1,073,344
Multi-Utilities 1.0%
Ameren Corp.	21,716	1,067,993
CenterPoint Energy, Inc.	38,700	899,001
CMS Energy Corp.	25,165	1,057,182
Consolidated Edison, Inc.	27,249	2,051,850
Dominion Resources, Inc.	55,803	4,144,489
DTE Energy Co.	16,080	1,506,213
NiSource, Inc.	29,079	701,095
Public Service Enterprise Group, Inc.	45,311	1,897,171
SCANA Corp.	12,646	915,191
Sempra Energy	22,271	2,387,228
WEC Energy Group, Inc.	28,299	1,694,544
		18,321,957
Water Utilities 0.1%
American Water Works Co., Inc.	15,921	1,191,528
Total Common Stocks (Cost $753,725,046)		1,675,014,909
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.45% **, 3/2/2017 (b) (Cost $2,210,349)	2,215,000	2,211,633
	Shares	Value ($)
Securities Lending Collateral 1.6%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (c) (d) (Cost $28,336,218)	28,336,218	28,336,218
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.42% (c) (Cost $3,238,774)	3,238,774	3,238,774
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $787,510,387) †	99.2	1,708,801,534
Other Assets and Liabilities, Net	0.8	13,332,716
Net Assets	100.0	1,722,134,250

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $816,342,855. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $892,458,679. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $947,258,757 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $54,800,078.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $28,036,574, which is 1.6% of net assets.
(b)	At September 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
At September 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	12/16/2016	401	43,316,020	314,575

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,675,014,909	$—	$—	$1,675,014,909
Government & Agency Obligation	—	2,211,633	—	2,211,633
Short-Term Investments (e)	31,574,992	—	—	31,574,992
Derivatives (f)
Futures Contracts	314,575	—	—	314,575
Total	$1,706,904,476	$2,211,633	$—	$1,709,116,109

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 314,575

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016